Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Receivables [Abstract]
Accounts receivable	$ 1,053,950	$ 2,392,176
Less: allowance for doubtful accounts	(511,037)	(610,816)
Total accounts receivable, net	$ 542,913	$ 1,781,360